Intangible Assets	12 Months Ended
Oct. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS
7.	INTANGIBLE ASSETS

As of October 31, 2024 and 2023, intangible assets consisted of:

	October 31, 2024	October 31, 2023
Patent right	$7,025	$6,833
Less: Accumulated amortization	(937)	(569)
Totals	$6,088	$6,264

Amortization charged to the consolidated statements of income and comprehensive income for the years ended October 31, 2024, 2023 and 2022 were $348, $383 and $220, respectively.

The following table presents future amortization as of October 31, 2024:

Year ended October 31,	Amount
2025	351
2026	351
2027	351
2028	351
Thereafter	4,684
$6,088